Summary of Significant Accounting Policies: Income Tax Policy (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Income Tax Policy

h.  Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases, as well as net operating losses.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets or liabilities of a change in tax rates is recognized in the period in which the tax change occurs.  A valuation allowance is provided to reduce the deferred tax assets to a level, that more likely than not, will be realized.

Management does not believe that the Company has any unrecognized tax positions. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.